Loss Per Share (Schedule of Anti-dilutive Securities Which could Potentially Dilute Basic Loss Per Share in Future) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Anti-dilutive securities [Line Items]
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)	30,309,619	21,445,228	100,256,344
Option and restricted shares [Member]
Anti-dilutive securities [Line Items]
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)	30,309,619	21,445,228	17,631,953
Series A preferred shares [Member]
Anti-dilutive securities [Line Items]
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)			13,506,748
Series B preferred shares [Member]
Anti-dilutive securities [Line Items]
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)			21,564,115
Series C preferred shares [Member]
Anti-dilutive securities [Line Items]
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)			25,782,056
Series D preferred shares [Member]
Anti-dilutive securities [Line Items]
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)			21,771,472